Property and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 6: - PROPERTY AND EQUIPMENT, NET

Composition of assets, grouped by major classification, is as follows:

	December 31,
	2021	2020

Cost:
Computers and electronic equipment	$4,235	$3,806
Office furniture and equipment	404	392
Leasehold improvements	297	277

	4,936	4,475
Accumulated depreciation:
Computers and electronic equipment	3,399	2,945
Office furniture and equipment	179	151
Leasehold improvements	98	68

	3,676	3,164

	$1,260	$1,311

Depreciation expenses for the years ended December 31, 2021, 2020 and 2019 amounted to $540, $699 and $752, respectively.